GE INVESTMENTS FUNDS, INC.

U.S. Equity Fund

S&P 500 Index Fund

Premier Growth Equity Fund

Core Value Equity Fund

Small-Cap Equity Fund

Income Fund

Total Return Fund

Real Estate Securities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 3, 2016

To the Statutory Prospectus and Statement of Additional Information dated May 1, 2016, as supplemented on July 1, 2016, and the Summary Prospectuses dated May 1, 2016, as supplemented and amended on July 1, 2016

At a Board of Directors meeting held on June 9, 2016, the Board of Directors (the “Board”) of the GE Investments Funds, Inc. (the “Company”) approved the rebranding of the Company and each of its series portfolios in connection with the appointment of SSGA Funds Management, Inc. (“SSGA FM”) as investment adviser to the Funds. Subject to the requisite approval by the Company’s shareholders, effective on or about November 30, 2016, the Company will be rebranded the “State Street Variable Insurance Series Funds, Inc.” Effective on or about November 30, 2016, each individual Fund will change its respective name and ticker symbol as follows:

Old Name	Old Ticker Symbol	New Name	New Ticker Symbol
GE Investments Total Return Fund		State Street Total Return V.I.S. Fund
Class 1	GETIX	Class 1	SSTIX
Class 3	GETTX	Class 3	SSTTX
GE Investments Real Estate Securities Fund	GEIRX	State Street Real Estate Securities V.I.S. Fund	SSRSX
GE Investments S&P 500 Index Fund	GESPX	State Street S&P 500 Index V.I.S. Fund	SSSPX
GE Investments Small-Cap Equity Fund	GESEX	State Street Small-Cap Equity V.I.S. Fund	SSSEX
GE Investments Core Value Equity Fund	GEVEX	State Street Core Value Equity V.I.S. Fund	SSVEX
GE Investments U.S. Equity Fund	GEUSX	State Street U.S. Equity V.I.S. Fund	SSUSX
GE Investments Premier Growth Equity Fund	GEPGX	State Street Premier Growth Equity V.I.S. Fund	SSPGX
GE Investments Income Fund	GEIMX	State Street Income V.I.S. Fund	SSIMX

Furthermore, at a Board meeting held on September 9, 2016, the Board approved the termination of BlackRock Investment Management, LLC (“BlackRock”) as investment sub-adviser to the Total Return Fund. Effective on or about November 30, 2016, SSGA FM will directly manage the underlying passive strategies of the Total Return Fund, and BlackRock will no longer serve as investment sub-adviser to the Total Return Fund.

This Supplement should be retained with your

Summary Prospectuses, Prospectus and SAI for future reference.